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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund, Evergreen Institutional Mortgage Portfolio and Evergreen U.S. Government Fund, for the quarter ended July 31, 2007. These five series have an April 30 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $4,149,602)	$4,145,457	$4,141,477

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.1%
FIXED-RATE 11.1%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031 ##	2,395,000	2,317,807
Ser. 2633, Class PC, 4.50%, 07/15/2015	3,470,000	3,415,815
Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,418,015
Ser. 2656, Class BG, 5.00%, 10/15/2032	2,175,000	2,104,675
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	893,632
Ser. 2718, Class MR, 4.00%, 08/15/2013	219,968	217,462
Ser. 2778, Class JD, 5.00%, 12/15/2032	450,000	431,750
Ser. 2857, Class Al, 5.00%, 12/15/2032	1,995,000	1,912,954
Ser. 2929, Class PD, 5.00%, 09/15/2030	410,000	399,971
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,007,586
Ser. 2991, Class QD, 5.00%, 08/15/2034	2,550,000	2,486,030
Ser. 3014, Class NA, 4.50%, 11/15/2025	374,531	369,246
Ser. 3059, Class CD, 5.00%, 04/15/2031	2,400,000	2,333,329
Ser. 3068, Class AK, 4.50%, 03/15/2027	335,000	317,381
Ser. 3072, Class NK, 5.00%, 05/15/2031	301,012	295,953
Ser. 3082, Class PJ, 5.00%, 09/15/2034	335,000	318,368
Ser. 3115, Class LA, 5.00%, 06/15/2031	230,842	226,901
Ser. 3187, Class A, 5.00%, 02/15/2032	347,549	338,927
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	20,198	20,983
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	322,501	335,129
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,716,088
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	212,366	220,452
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	270,521	266,518
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	615,000	599,029
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	1,956,426	1,934,027
Ser. 2007-65, Class GV, 5.00%, 07/25/2018	2,659,632	2,599,946

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $31,148,019)		31,497,974

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 24.2%
FIXED-RATE 13.4%
FHLMC:
5.00%, 09/15/2028	210,000	206,114
6.00%, 01/01/2032	6,495	6,481
6.50%, 09/25/2043	121,657	123,723
7.50%, 09/01/2013 – 08/25/2042	194,982	201,452
9.00%, 12/01/2016	140,448	149,518
9.50%, 12/01/2022	21,346	23,089
FHLMC 15 year, 5.50%, TBA #	16,460,000	15,874,765
FHLMC 30 year, 5.00%, TBA #	4,860,000	4,557,766
FNMA:
6.09%, 03/01/2012	2,309,181	2,381,761
6.27%, 02/01/2011	3,375,989	3,466,168
6.45%, 09/01/2016	1,772,689	1,855,463
9.00%, 02/01/2025 – 09/01/2030	245,011	264,612
10.00%, 09/01/2010 – 04/01/2021	97,656	107,996
FNMA 30 year, 5.00%, TBA #	3,000,000	2,806,875
FNMA 30 year, 5.50%, TBA #	5,700,000	5,623,406
GNMA:
8.00%, 03/15/2022 – 08/15/2024	78,148	82,808
8.25%, 05/15/2020	63,431	67,590
8.50%, 09/15/2024 – 01/15/2027	83,193	89,799
9.00%, 12/15/2019	60,323	64,881

1

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
9.50%, 09/15/2019	$19,582	$21,348
10.00%, 01/15/2019 – 03/15/2020	34,510	38,724

		38,014,339

FLOATING-RATE 10.8%
FHLMC:
5.78%, 05/01/2036	3,237,471	3,223,601
5.82%, 10/01/2036	2,674,950	2,672,026
FNMA:
5.70%, 11/01/2011	6,533,527	6,634,013
5.75%, 10/01/2036	4,753,552	4,767,314
6.02%, 04/01/2012	3,835,646	3,946,945
6.06%, 05/01/2012	1,389,645	1,431,897
6.09%, 10/01/2008	1,411,005	1,413,178
6.80%, 08/01/2009	3,019,734	3,077,041
7.87%, 07/01/2026	3,053,650	3,449,570

		30,615,585

Total Agency Mortgage-Backed Pass Through Securities (cost $68,344,361)		68,629,924

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	187,268	188,022
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	336,145

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $516,902)		524,167

ASSET-BACKED SECURITIES 5.1%
Acacia CDO, Ltd., Ser. 10A, Class C, FRN, 6.66%, 09/07/2046 144A	1,000,000	979,630
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	2,000,000	1,897,340
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	2,000,000	2,014,740
Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A	1,227,667	1,222,989
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	2,500,000	2,382,850
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.86%, 07/07/2040 144A	3,006,765	2,908,504
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	2,078,000	2,065,328
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	1,000,000	1,003,180

Total Asset-Backed Securities (cost $14,423,844)		14,474,561

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.5%
FIXED-RATE 8.9%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,171,709
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	242,537	137,863
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,870,000	1,838,341
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	2,500,000	2,382,747
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	4,940,221	4,823,814
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	2,360,000	2,254,125
Ser. 2007-LDPX, Class A3, 5.42%, 01/15/2049	7,000,000	6,841,660
LB-UBS Comml. Mtge. Trust, Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	1,482,499	1,396,079
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.90%, 05/25/2036 144A	434,257	330,074
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	1,020,527
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,066,088

		25,263,027

FLOATING-RATE 4.6%
Capmark, Ltd., Ser. 2006-7A, Class B, 5.76%, 08/20/2036 144A	500,000	488,405
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%, 06/10/2036	4,000,000	3,914,746
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	5,450,000	5,524,992
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	3,040,000	3,048,117

		12,976,260

Total Commercial Mortgage-Backed Securities (cost $38,453,771)		38,239,287

2

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 22.2%
CONSUMER DISCRETIONARY 4.1%
Auto Components 0.0%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$10,000	$9,725
Goodyear Tire & Rubber Co., 11.25%, 03/01/2011	45,000	48,488
Tenneco, Inc., 10.25%, 07/15/2013	10,000	10,700

		68,913

Automobiles 0.0%
DaimlerChrylser North America Holding Corp., 4.875%, 06/15/2010	100,000	98,027

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015 144A	30,000	27,750

Hotels, Restaurants & Leisure 1.7%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	10,000	10,650
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	250,000	226,562
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,208,350
MGM MIRAGE:
5.875%, 02/27/2014	30,000	26,400
7.50%, 06/01/2016	45,000	42,075
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	75,000	80,625
Seneca Gaming Corp., 7.25%, 05/01/2012	20,000	19,800
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	65,000	61,100

		4,675,562

Household Durables 0.1%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	20,000	17,800
6.50%, 01/15/2014	65,000	51,025
Libbey, Inc., FRN, 12.38%, 06/01/2011	100,000	108,500
Standard Pacific Corp., 9.25%, 04/15/2012 ρ	105,000	88,725

		266,050

Media 1.6%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	30,000	28,125
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	144,375
Lamar Media Corp., 6.625%, 08/15/2015	325,000	297,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	10,000	9,600
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	330,000	327,525
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,203,446
PRIMEDIA, Inc., 8.875%, 05/15/2011	60,000	61,875
R.H. Donnelley Corp., 10.875%, 12/15/2012	300,000	317,250
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	75,000	76,875
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	1,177,345

		4,643,791

Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	75,000	78,563

Specialty Retail 0.6%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	25,000	25,375
Home Depot, Inc., 5.875%, 12/16/2036	1,500,000	1,306,576
Payless ShoeSource, Inc., 8.25%, 08/01/2013	230,000	224,250

		1,556,201

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	210,000	213,150
Warnaco Group, Inc., 8.875%, 06/15/2013	85,000	89,675

		302,825

3

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.6%
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$500,000	$495,000
Ingles Markets, Inc., 8.875%, 12/01/2011	300,000	307,500
Rite Aid Corp., 8.125%, 05/01/2010	140,000	140,000
SUPERVALU, Inc., 7.50%, 11/15/2014	50,000	48,000

		990,500

Food Products 0.2%
Dean Foods Co., 6.625%, 05/15/2009	250,000	248,750
Del Monte Foods Co., 6.75%, 02/15/2015 ρ	280,000	254,800
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	25,000	24,250

		527,800

Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	100,000	93,500

Personal Products 0.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	120,000	117,300
Playtex Products, Inc., 8.00%, 03/01/2011	130,000	134,875

		252,175

ENERGY 1.8%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 6.125%, 06/15/2013	80,000	75,600
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	95,000	86,925
Parker Drilling Co., 9.625%, 10/01/2013	115,000	122,906
PHI, Inc., 7.125%, 04/15/2013	175,000	162,750

		448,181

Oil, Gas & Consumable Fuels 1.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	110,000	105,325
Cimarex Energy Co., 7.125%, 05/01/2017	25,000	23,750
El Paso Corp., 7.00%, 06/15/2017	20,000	19,310
Encore Acquisition Co.:
6.00%, 07/15/2015	30,000	25,950
6.25%, 04/15/2014	30,000	26,250
Exco Resources, Inc., 7.25%, 01/15/2011	120,000	119,700
Ferrellgas Partners, LP, 6.75%, 05/01/2014 ρ	160,000	146,800
Forest Oil Corp., 7.75%, 05/01/2014	95,000	94,287
Frontier Oil Corp., 6.625%, 10/01/2011	20,000	19,500
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	160,000	158,400
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,185,228
Mariner Energy, Inc., 8.00%, 05/15/2017	25,000	23,625
New Grade Energy, Inc., 10.05%, 08/31/2007 ☐ +	747,947	747,947
Peabody Energy Corp., 6.875%, 03/15/2013 ρ	300,000	293,250
Plains Exploration & Production Co., 7.75%, 06/15/2015	20,000	18,800
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	200,000	191,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	634,186
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	111,367
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	300,000	289,500
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	10,000	9,450
Williams Cos., 7.125%, 09/01/2011	150,000	150,750
Williams Partners, LP, 7.25%, 02/01/2017	185,000	180,375

		4,575,250

4

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 9.9%
Capital Markets 2.4%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ +	$3,500,000	$3,439,800
Goldman Sachs Group, Inc., 5.30%, 02/14/2012 ρ	1,200,000	1,175,762
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012	900,000	900,885
Morgan Stanley, 5.625%, 01/09/2012	1,425,000	1,417,417

		6,933,864

Commercial Banks 2.4%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,040,585
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,235,200
National City Corp., 5.80%, 06/07/2017	1,700,000	1,677,975

		6,953,760

Consumer Finance 1.5%
AmeriCredit Corp., 8.50%, 07/01/2015 144A ρ	30,000	28,950
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	6,000	6,060
General Motors Acceptance Corp., 6.875%, 09/15/2011	350,000	325,748
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,822,641
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	70,000	57,225
Sprint Capital Corp., 6.875%, 11/15/2028	2,000,000	1,877,668

		4,118,292

Diversified Financial Services 0.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013 ρ	250,000	228,750

Insurance 0.5%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	100,000	96,500
Prudential Financial, Inc., 6.10%, 06/15/2017 ρ	1,200,000	1,221,486

		1,317,986

Real Estate Investment Trusts 3.0%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,311,627
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,273,162
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,391,906
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	971,090
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013	100,000	97,750
Ser. O, 6.375%, 03/15/2015	25,000	23,500
Ser. Q, 6.75%, 06/01/2016	110,000	105,600
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	5,000	4,800
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	90,000	87,525
Ventas, Inc., 7.125%, 06/01/2015	250,000	243,125

		8,510,085

HEALTH CARE 1.9%
Biotechnology 0.5%
Amgen, Inc., 6.375%, 06/01/2037 144A	1,500,000	1,430,754

Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A	28,000	25,410
FRN, 8.76%, 06/01/2015 144A ρ	20,000	18,750

		44,160

Health Care Providers & Services 1.0%
Community Health Systems, Inc., 8.875%, 07/15/2015 144A	70,000	68,337
HCA, Inc., 9.25%, 11/15/2016 144A	305,000	303,475
Omnicare, Inc., 6.125%, 06/01/2013	125,000	112,812
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	965,189
WellPoint, Inc., 5.875%, 06/15/2017	1,300,000	1,294,097

		2,743,910

5

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Pharmaceuticals 0.4%
Abbott Laboratories, 5.875%, 05/15/2016	$1,200,000	$1,202,321

INDUSTRIALS 0.8%
Aerospace & Defense 0.2%
DRS Technologies, Inc.:
6.625%, 02/01/2016	50,000	47,750
7.625%, 02/01/2018 ρ	20,000	19,300
Hawker Beechcraft Acquisition Corp., 8.50%, 04/01/2015 144A ρ	25,000	25,062
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	240,000	219,600
6.375%, 10/15/2015	385,000	356,125

		667,837

Commercial Services & Supplies 0.3%
Allied Waste North America, Inc., 9.25%, 09/01/2012	185,000	192,631
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	20,000	18,500
9.25%, 05/01/2021	95,000	102,600
Corrections Corporation of America, 6.25%, 03/15/2013	160,000	151,600
Geo Group, Inc., 8.25%, 07/15/2013 ρ	200,000	198,000
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	40,000	38,200

		701,531

Machinery 0.3%
Case New Holland, Inc., 9.25%, 08/01/2011	300,000	315,300
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	100,000	92,500
Manitowoc Co., 7.125%, 11/01/2013	200,000	196,000
Terex Corp., 7.375%, 01/15/2014 ρ	100,000	98,500

		702,300

Road & Rail 0.0%
Avis Budget Group, Inc., 7.625%, 05/15/2014	55,000	53,075
Hertz Global Holdings, Inc., 8.875%, 01/01/2014	25,000	24,938

		78,013

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	80,000	80,400

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.0%
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A ρ	40,000	39,600
8.11%, 06/15/2014 144A ρ	40,000	39,600

		79,200

IT Services 0.2%
Iron Mountain, Inc., 8.625%, 04/01/2013	200,000	197,000
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	216,250
Unisys Corp., 7.875%, 04/01/2008	20,000	19,825

		433,075

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	5,000	4,588

MATERIALS 1.4%
Chemicals 1.1%
ARCO Chemical Co.:
9.80%, 02/01/2020	50,000	51,750
10.25%, 11/01/2010	10,000	10,825
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	2,000,000	1,910,782

6

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Equistar Chemicals, LP, 10.625%, 05/01/2011 ρ	$133,000	$139,650
Koppers Industrials, Inc.:
9.875%, 10/15/2013	10,000	10,650
Sr. Disc. Note, Step Bond, 9.875%, 11/15/2014 †	20,000	16,950
Lyondell Chemical Co.:
6.875%, 06/15/2017	70,000	73,850
10.50%, 06/01/2013	300,000	325,500
Millenium America, Inc., 7.625%, 11/15/2026	45,000	41,175
Momentive Performance Materials, Inc., 9.75%, 12/01/2014 144A ρ	90,000	86,850
Mosaic Co.:
7.30%, 01/15/2028	20,000	18,900
7.625%, 12/01/2016 144A	80,000	80,800
Tronox Worldwide, LLC, 9.50%, 12/01/2012	195,000	194,025

		2,961,707

Construction Materials 0.0%
CPG International, Inc., 10.50%, 07/01/2013	100,000	97,500

Containers & Packaging 0.1%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 ρ	113,000	109,045
Exopack Holding Corp., 11.25%, 02/01/2014	80,000	82,000
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	10,000	9,975
9.50%, 08/15/2013 ρ	55,000	55,275
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	110,000	114,675

		370,970

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	130,000	136,500
8.375%, 04/01/2017 ρ	110,000	115,775

		252,275

Paper & Forest Products 0.1%
Bowater, Inc., 6.50%, 06/15/2013	90,000	72,900
Buckeye Technologies, Inc., 8.50%, 10/01/2013	43,000	43,430
Glatfelter, 7.125%, 05/01/2016	115,000	113,850
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	95,000	95,713

		325,893

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
Citizens Communications Co., 7.875%, 01/15/2027	175,000	154,875
Consolidated Communications, Inc., 9.75%, 04/01/2012	60,000	59,700
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	50,000	46,250
7.875%, 09/01/2011	300,000	306,000
FRN, 7.27%, 02/15/2009	20,000	20,150

		586,975

Wireless Telecommunication Services 0.7%

AT&T Wireless, 8.125%, 05/01/2012	1,600,000	1,764,189
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	50,000	53,313
9.875%, 11/01/2012	70,000	75,162
Rural Cellular Corp., 8.25%, 03/15/2012	60,000	61,800

		1,954,464

7

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.6%
Electric Utilities 0.4%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	$165,000	$173,662
Aquila, Inc., 11.875%, 07/01/2012	123,000	153,750
CMS Energy Corp.:
6.55%, 07/17/2017	10,000	9,680
8.50%, 04/15/2011	20,000	21,170
Edison Mission Energy:
7.00%, 05/15/2017 144A	30,000	27,225
7.20%, 05/15/2019 144A	70,000	62,825
Mirant North America, LLC, 7.375%, 12/31/2013	90,000	90,000
NRG Energy, Inc.:
7.25%, 02/01/2014 ρ	300,000	290,250
7.375%, 02/01/2016	25,000	24,187
Orion Power Holdings, Inc., 12.00%, 05/01/2010	85,000	92,650
Reliant Energy, Inc.:
6.75%, 12/15/2014	145,000	143,550
7.875%, 06/15/2017	20,000	19,100

		1,108,049

Independent Power Producers & Energy Traders 0.2%
AES Corp., 7.75%, 03/01/2014 ρ	140,000	136,850
Dynegy, Inc., 8.375%, 05/01/2016	220,000	205,700
Tenaska, Inc., 7.00%, 06/30/2021 144A ρ	188,540	195,820

		538,370

Total Corporate Bonds (cost $64,430,363)		63,032,117

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.7%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	70,000	100,436

CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	105,298

Food & Staples Retailing 0.2%
Carrefour SA, 3.625%, 05/06/2013 EUR	350,000	449,043

FINANCIALS 3.2%
Capital Markets 0.2%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	128,093
Morgan Stanley, 5.375%, 11/14/2013 GBP	270,000	511,502

		639,595

Commercial Banks 1.0%
HBOS plc, 4.125%, 01/25/2010 CAD	900,000	828,076
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	670,000	628,088
6.00%, 07/15/2009 NZD	550,000	404,677
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	1,250,000	1,007,833

		2,868,674

Consumer Finance 0.7%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	350,000	508,695
BMW Finance Corp., 4.25%, 01/22/2014 EUR	700,000	925,780
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	270,000	528,918
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	103,009

		2,066,402

8

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 0.7%
European Investment Bank:
5.50%, 12/07/2011 GBP	130,000	$259,584
6.00%, 07/15/2009 NZD	830,000	610,662
General Electric Capital Corp.:
3.375%, 02/08/2012 EUR	500,000	649,293
6.125%, 05/17/2012 GBP	160,000	324,540
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	70,000	97,777

		1,941,856

Insurance 0.2%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	270,000	536,170

Thrifts & Mortgage Finance 0.4%
Nykredit, 5.00%, 10/01/2038 DKK	4,240,000	739,905
Totalkredit, FRN, 4.90%, 01/01/2015 DKK	1,060,000	196,872

		936,777

INDUSTRIALS 0.0%
Aerospace & Defense 0.0%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	97,120

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	91,514

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	567,979

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $10,251,052)		10,400,864

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 4.9%
Australia:
6.00%, 06/14/2011 AUD	1,000,000	837,532
6.00%, 05/01/2012 AUD	1,330,000	1,104,498
Canada:
4.60%, 09/15/2011 CAD	1,330,000	1,243,908
5.00%, 06/01/2014 CAD	1,265,000	1,219,226
Denmark, 4.00%, 11/15/2017 DKK	5,700,000	1,012,930
France, 4.25%, 04/25/2019 EUR	895,000	1,202,176
Germany, 3.75%, 01/04/2017 EUR	1,200,000	1,569,802
Hong Kong, 4.23%, 03/21/2011 HKD	4,650,000	594,221
Mexico, 8.00%, 12/07/2023 MXN	16,500,000	1,553,012
Netherlands, 4.00%, 07/15/2016 EUR	1,260,000	1,673,303
Norway, 5.00%, 05/15/2015 NOK	5,900,000	1,012,943
United Kingdom, 5.00%, 03/07/2012 GBP	420,000	842,032

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $13,634,711)		13,865,583

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026 ρ	$3,915,000	4,375,627
7.25%, 08/15/2022	3,735,000	4,613,312
U.S. Treasury Notes, 4.875%, 08/15/2016 ρ	430,000	432,755

Total U.S. Treasury Obligations (cost $9,194,525)		9,421,694

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.4%
FIXED-RATE 1.3%
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	940,829	940,209
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	622,810	621,234
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	1,000,000	992,200
Sharps SP I, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	1,118,178	1,117,406

		3,671,049

9

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 1.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.77%, 05/25/2035	$3,255,000	$3,206,811

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $6,845,901)		6,877,860

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.2%
FIXED-RATE 1.2%
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	3,394,636	3,348,633

FLOATING-RATE 4.0%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.19%, 09/25/2035	3,298,394	3,250,402
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	2,853,388	2,855,756
Washington Mutual, Inc., Ser. 2007-OA5, Class 1A, 5.78%, 06/25/2047	2,567,273	2,562,370
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	2,713,753	2,713,297

		11,381,825

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $14,665,771)		14,730,458

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	427,479	425,454

FLOATING-RATE 0.4%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 7.37%, 02/19/2035	1,170,156	1,174,719

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $1,510,010)		1,600,173

YANKEE OBLIGATIONS – CORPORATE 2.0%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OPTI Canada, Inc., 7.875%, 12/15/2014 144A	130,000	128,050

FINANCIALS 0.6%
Commercial Banks 0.1%
JSC Halyk Bank, 8.125%, 10/07/2009	100,000	102,760

Consumer Finance 0.2%
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	75,000	69,656
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A	45,000	41,288
7.00%, 05/01/2017 144A	30,000	27,525
Total Capital, LP, 5.00%, 10/10/2011	400,000	395,420
Virgin Media Finance plc, 9.125%, 08/15/2016	92,000	93,380

		627,269

Diversified Financial Services 0.3%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	786,020
Ship Finance International, Ltd., 8.50%, 12/15/2013	150,000	153,375

		939,395

INDUSTRIALS 0.0%
Road & Rail 0.0%
Kansas City Southern:
7.375%, 06/01/2014 144A	40,000	38,900
9.375%, 05/01/2012	60,000	63,600

		102,500

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment 0.0%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	60,000	62,400

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012 ρ	80,000	72,800

10

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	$375,000	$377,813

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	60,000	49,200

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.4%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	201,894
Telefonica Emisiones, 7.05%, 06/20/2036	1,000,000	1,021,617

		1,223,511

Wireless Telecommunication Services 0.7%
Inmarsat plc, 10.375%, 11/15/2012	30,000	28,050
Vimpel Communications, 8.25%, 05/23/2016	100,000	102,647
Vodafone Group plc:
5.625%, 02/27/2017	1,200,000	1,146,624
7.75%, 02/15/2010	700,000	735,556

		2,012,877

UTILITIES 0.0%
Electric Utilities 0.0%
Intergen NV, 9.00%, 06/30/2017 144A	40,000	39,600

Total Yankee Obligations – Corporate (cost $5,891,459)		5,738,175

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	57,536

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.9%
REPURCHASE AGREEMENTS ^ 4.9%
Banc of America Securities, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $3,807,603	$3,807,033	3,807,033
Fimat USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $10,001,472	10,000,000	10,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $13,807,033)		13,807,033

	Shares	Value

SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø ## (cost $27,577,287)	27,577,287	27,577,287

Total Investments (cost $324,900,466) 114.4%		324,616,170
Other Assets and Liabilities (14.4%)		(40,850,846)

Net Assets 100.0%		$283,765,324

11

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
TBA	To Be Announced

At July 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain
09/20/2012	UBS AG	E.I. DuPont de Nemours & Co., 4.875%, 04/30/2014	$1,000,000	0.22%	Quarterly	1,805
03/15/2049	Morgan Staley	CMBX	5,000,000	0.60%	Quarterly	454,818

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Loss
06/20/2012	Morgan Stanley	Dow Jones CDX	$1,000,000	1.65%	Quarterly	$10,969
12/13/2049	Morgan Stanley	CMBX	5,000,000	2.625%	Quarterly	484,381

At July 31, 2007, the Fund had the following open total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss
01/01/2008	$5,000,000	Agreement dated 06/25/2007 to receive 28.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	$105,973
01/01/2008	5,000,000	Agreement dated 06/29/2007 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	106,577
01/01/2008	5,000,000	Agreement dated 07/11/2007 to receive 27.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	99,305

12

EVERGREEN CORE PLUS BOND FUND (FORMERLY, EVERGREEN DIVERSIFIED BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)
01/31/2008	$6,000,000	Agreement dated 07/30/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	$10,410
02/01/2008	3,000,000	Agreement dated 07/17/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	CitiBank, NA	(53,364)
02/01/2008	6,000,000	Agreement dated 07/24/2007 to receive 50 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Morgan Stanley	(84,297)
09/01/2007	5,000,000	Agreement dated 02/27/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(106,174)
10/01/2007	5,000,000	Agreement dated 03/19/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	(106,376)

At July 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for U.S.$	Unrealized Gain
9/05/2007	2,967,579 EUR	$4,074,119	$4,000,000	$74,119

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for	U.S. Value at July 31, 2007	Unrealized Gain (Loss)
9/05/2007	124,421,000 JPY	$1,049,338	1,100,000 CAD	$1,033,029	$16,309
9/05/2007	246,405,000 JPY	2,078,123	1,500,000 EUR	2,059,315	18,808
9/05/2007	2,213,524 EUR	3,038,895	1,510,000 GBP	3,073,152	(34,257)
9/05/2007	500,000 GBP	1,017,600	742,082 EUR	1,018,787	(1,187)
9/05/2007	240,971,500 JPY	2,032,298	2,420,000 AUD	2,077,245	(44,947)
9/05/2007	1,210,000 AUD	1,038,623	125,259,200 JPY	1,056,407	(17,784)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2007	In Exchange for U.S.$	Unrealized Loss
9/05/2007	746,046 EUR	$1,024,229	$1,000,000	$24,229

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $324,900,466. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,545,764 and $2,830,060, respectively, with a net unrealized depreciation of $284,296.

13

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.3%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ☐ (cost $3,988,000)	$4,000,000	$3,680,000

CORPORATE BONDS 51.8%
CONSUMER DISCRETIONARY 4.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	500,000	515,000
11.25%, 03/01/2011	110,000	118,525

		633,525

Automobiles 0.4%
General Motors Corp., 8.375%, 07/15/2033 ρ	1,250,000	1,034,375

Hotels, Restaurants & Leisure 0.4%
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,000,000

Household Durables 0.2%
Libbey, Inc., FRN, 12.38%, 06/01/2011	550,000	596,750

Media 2.2%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,541,250
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,046,781
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,143,750
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	550,000	528,000
Mediacom Communications Corp., 9.50%, 01/15/2013	1,750,000	1,736,875

		5,996,656

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	500,000	523,750

Specialty Retail 0.5%
Payless ShoeSource, Inc., 8.25%, 08/01/2013 ρ	1,425,000	1,389,375

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	406,000

CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	165,000	154,275

ENERGY 6.4%
Energy Equipment & Services 2.0%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	4,430,000	4,407,850
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	667,780
Parker Drilling Co., 9.625%, 10/01/2013 ρ	450,000	480,937

		5,556,567

Oil, Gas & Consumable Fuels 4.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	850,000	813,875
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	770,625
Peabody Energy Corp.:
5.875%, 04/15/2016	4,565,000	4,131,325
6.875%, 03/15/2013	440,000	430,100
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	700,000	670,250
Tesoro Corp., Ser. B, 6.50%, 06/01/2017 144A	3,690,000	3,505,500
Williams Cos.:
7.50%, 01/15/2031	925,000	915,750
8.125%, 03/15/2012	1,000,000	1,040,000

		12,277,425

FINANCIALS 10.4%
Consumer Finance 1.4%
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,533,750
General Motors Acceptance Corp., LLC, 6.875%, 08/28/2012	1,500,000	1,381,182
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	899,250

		3,814,182

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 7.3%
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013 ρ	$750,000	$733,125
Ser. Q, 6.75%, 06/01/2016	7,638,000	7,332,480
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	960,000
Rouse Co., LP, 6.75%, 05/01/2013 144A	7,621,000	7,634,093
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	3,000,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	765,000	743,962

		20,403,660

Real Estate Management & Development 1.7%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,832,100

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
HealthSouth Corp., 10.75%, 06/15/2016	300,000	304,500

INDUSTRIALS 9.0%
Aerospace & Defense 2.1%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,000,000	955,000
7.625%, 02/01/2018 ρ	1,000,000	965,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,400,000	3,111,000
6.375%, 10/15/2015	1,000,000	925,000

		5,956,000

Commercial Services & Supplies 2.6%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	7,635,000	7,138,725

Electrical Equipment 2.0%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	3,980,000	4,099,400
General Cable Corp, 7.125%, 04/01/2017 ρ	1,500,000	1,462,500

		5,561,900

Machinery 2.3%
Actuant Corp., 6.875%, 06/15/2017 144A	4,655,000	4,445,525
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 ρ	875,000	809,375
RBS Global, Inc., 11.75%, 08/01/2016 ρ	1,000,000	1,005,000

		6,259,900

INFORMATION TECHNOLOGY 4.4%
IT Services 1.9%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	3,815,000	3,338,125
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 ρ	1,475,000	1,489,750
10.25%, 08/15/2015 ρ	400,000	402,000

		5,229,875

Semiconductors & Semiconductor Equipment 2.5%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	7,635,000	7,005,113

MATERIALS 5.1%
Chemicals 1.0%
Huntsman International, LLC:
7.375%, 01/01/2015 ρ	575,000	606,625
11.50%, 07/15/2012	924,000	1,021,020
Lyondell Chemical Co., 10.50%, 06/01/2013	800,000	868,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	266,265
Millenium America, Inc., 7.625%, 11/15/2026	140,000	128,100

		2,890,010

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 0.0%
Dayton Superior Corp., 13.00%, 06/15/2009	$90,000	$90,225

Containers & Packaging 3.8%
Ball Corp., 6.625%, 03/15/2018	7,635,000	7,138,725
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	1,000,000	990,000
Greif Brothers Corp., Inc., 6.75%, 02/01/2017 ρ	1,540,000	1,474,550
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	1,075,000	1,007,813

		10,611,088

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015 ρ	130,000	136,500
8.375%, 04/01/2017 ρ	120,000	126,300

		262,800

Paper & Forest Products 0.2%
P.H. Glatfelter Co., 7.125%, 05/01/2016	400,000	396,000

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.4%
Qwest Communications International, Inc., 7.875%, 09/01/2011 ρ	1,200,000	1,224,000

Wireless Telecommunication Services 1.6%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	954,205
10.00%, 01/01/2013 ρ	1,175,000	1,233,750
Dobson Communications Corp., 8.875%, 10/01/2013	1,175,000	1,255,781
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 ρ 144A	500,000	492,500
Rural Cellular Corp., 8.25%, 03/15/2012 ρ	450,000	463,500

		4,399,736

UTILITIES 10.1%
Electric Utilities 8.7%
Edison Mission Energy, 7.00%, 05/15/2017 ρ 144A	7,620,000	6,915,150
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	750,000	750,000
NRG Energy, Inc.:
7.375%, 02/01/2016	1,500,000	1,451,250
7.375%, 01/15/2017	7,635,000	7,386,863
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	872,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,075,000	1,064,250
7.625%, 06/15/2014 ρ	6,015,000	5,774,400

		24,213,913

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,344,788

Independent Power Producers & Energy Traders 0.9%
AES Corp., 7.75%, 03/01/2014 ρ	1,000,000	977,500
Dynegy, Inc., 8.375%, 05/01/2016 ρ	1,350,000	1,262,250
Tenaska, Inc., 7.00%, 06/30/2021 ρ 144A	329,944	342,684

		2,582,434

Total Corporate Bonds (cost $151,412,538)		144,089,647

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.3%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	400,000	$573,919

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	150,000	207,139

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $743,898)		781,058

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.8%
Brazil, 9.50%, 10/05/2007 EUR	120,000	165,555
Mexico, 5.50%, 02/17/2020 EUR	1,120,000	1,575,924
Philippines, 6.25%, 03/15/2016 EUR	680,000	932,049
Romania, 8.50%, 05/08/2012 EUR	115,000	181,508
South Africa, 5.25%, 05/16/2013 EUR	235,000	322,138
Turkey, 4.75%, 07/06/2012 EUR	1,330,000	1,746,419
Ukraine, 4.95%, 10/13/2015 EUR	120,000	150,680

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $4,860,183)		5,074,273

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034 (cost $136)	$138	135

YANKEE OBLIGATIONS – CORPORATE 3.4%
CONSUMER STAPLES 0.2%
Beverages 0.2%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	430,000	485,580

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A	100,000	91,600

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Gazprom:
9.625%, 03/01/2013	160,000	184,146
9.625%, 03/01/2013 144A	430,000	490,200

		674,346

FINANCIALS 1.2%
Commercial Banks 0.2%
Bank of Moscow, 7.34%, 05/13/2013	200,000	205,060
Kazkommerts International BV, 7.00%, 11/03/2009	470,000	467,415

		672,475

Consumer Finance 0.6%
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	800,000	743,000
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	1,000,000	1,015,000

		1,758,000

Diversified Financial Services 0.4%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	105,000	82,532
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	884,463

		966,995

MATERIALS 0.4%
Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 ρ	1,065,000	1,072,987

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	1,000,000	995,000

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
Intelsat, Ltd.:
9.25%, 06/15/2016	$500,000	$512,500
11.25%, 06/15/2016	375,000	393,750
Rogers Wireless, Inc., 6.375%, 03/01/2014	465,000	469,337
Vimpel Communications, 8.25%, 05/23/2016	400,000	410,240

		1,785,827

UTILITIES 0.4%
Electric Utilities 0.2%
Enersis SA, 7.375%, 01/15/2014	475,000	492,323

Multi-Utilities 0.2%
National Power Corp., FRN, 9.61%, 08/23/2011 144A	500,000	551,218

Total Yankee Obligations-Corporate (cost $9,565,393)		9,546,351

YANKEE OBLIGATIONS – GOVERNMENT 5.3%
Argentina, 12.25%, 06/19/2018 •	615,525	200,046
Brazil:
7.125%, 01/20/2037	1,460,000	1,541,760
8.25%, 01/20/2034	1,985,000	2,372,075
Colombia:
7.375%, 01/27/2017	290,000	309,865
7.375%, 09/18/2037	460,000	491,050
8.125%, 05/21/2024	680,000	782,680
Indonesia, 6.75%, 03/10/2014	350,000	356,125
Jamaica, 11.75%, 05/15/2011	145,000	177,625
Mexico:
6.625%, 03/03/2015	565,000	593,250
6.75%, 09/27/2034	260,000	273,650
8.375%, 01/14/2011	770,000	834,680
Panama, 9.625%, 02/08/2011	450,000	502,875
Peru:
8.375%, 05/03/2016	120,000	138,000
8.75%, 11/21/2033	145,000	184,512
9.125%, 01/15/2008	425,000	433,075
Philippines, 8.00%, 01/15/2016	788,000	837,250
Russia:
11.00%, 07/24/2018	750,000	1,038,000
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	594,750	651,549
Turkey, 7.00%, 09/26/2016	850,000	857,437
Ukraine, 6.58%, 11/21/2016	300,000	290,145
Uruguay, 7.50%, 03/15/2015	630,000	658,350
Venezuela:
7.65%, 04/21/2025	455,000	418,850
10.75%, 09/19/2013	710,000	793,425

Total Yankee Obligations-Government (cost $14,588,842)		14,736,274

	Shares	Value

COMMON STOCKS 25.8%
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Peabody Energy Corp.	40,000	1,690,400
Tesoro Corp.	35,000	1,743,000
Valero Energy Corp.	15,000	1,005,150

		4,438,550

5

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.4%
Capital Markets 0.2%
Lazard, Ltd.	17,800	$659,134

Real Estate Investment Trusts 4.2%
General Growth Properties, Inc.	16,300	782,074
Host Hotels & Resorts, Inc. ρ	147,300	3,110,976
Macerich Co. ρ	11,000	804,650
Mack-Cali Realty Corp.	45,000	1,737,000
Plum Creek Timber Co., Inc.	100,000	3,886,000
Simon Property Group, Inc.	15,000	1,297,950

		11,618,650

HEALTH CARE 2.0%
Life Sciences Tools & Services 2.0%
Millipore Corp. *	12,600	990,486
PerkinElmer, Inc.	80,000	2,226,400
Thermo Fisher Scientific, Inc. *	45,000	2,349,450

		5,566,336

INDUSTRIALS 11.6%
Aerospace & Defense 1.7%
Boeing Co.	15,200	1,572,136
DRS Technologies, Inc. ρ	27,000	1,413,720
Raytheon Co.	32,100	1,777,056

		4,762,912

Building Products 0.8%
Lennox International, Inc.	60,000	2,298,000

Electrical Equipment 4.8%
Ametek, Inc.	36,000	1,404,720
Cooper Industries, Inc.	60,000	3,175,200
Emerson Electric Co.	65,000	3,059,550
General Cable Corp. *	47,000	3,736,500
Rockwell Automation, Inc.	15,000	1,049,850
Roper Industries, Inc.	16,500	989,670

		13,415,490

Machinery 3.0%
Danaher Corp.	15,000	1,120,200
Donaldson Co., Inc. ρ	26,100	949,779
Dover Corp.	25,000	1,275,000
IDEX Corp. ρ	37,000	1,339,770
Kennametal, Inc.	12,500	958,250
Pall Corp.	35,000	1,453,200
Parker Hannifin Corp.	11,200	1,105,216

		8,201,415

Road & Rail 0.9%
Norfolk Southern Corp.	45,000	2,420,100

Trading Companies & Distributors 0.4%
Wesco International, Inc. *	19,600	1,049,580

INFORMATION TECHNOLOGY 2.1%
Communications Equipment 0.5%
CommScope, Inc. *	25,000	1,360,750

Electronic Equipment & Instruments 1.6%
Agilent Technologies, Inc.	25,000	953,750
Amphenol Corp., Class A	100,000	3,426,000

		4,379,750

6

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.0%
Chemicals 0.6%
FMC Corp.	13,000	$1,158,690
Huntsman Corp.	19,570	498,252

		1,656,942

Construction Materials 0.4%
Texas Industries, Inc. ρ	15,200	1,197,912

UTILITIES 3.1%
Electric Utilities 1.7%
Duke Energy Corp.	100,000	1,703,000
NRG Energy, Inc. *	38,000	1,464,900
Progress Energy, Inc.	39,000	1,702,740

		4,870,640

Gas Utilities 1.4%
Atmos Energy Corp. ρ	28,000	785,960
Questar Corp.	18,000	926,820
Southern Union Co.	40,000	1,235,200
WGL Holdings, Inc. ρ	27,200	814,368

		3,762,348

Total Common Stocks (cost $76,450,636)		71,658,509

	Principal Amount	Value

CONVERTIBLE DEBENTURES 6.5%
FINANCIALS 0.9%
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$2,500,000	2,384,375

HEALTH CARE 5.6%
Health Care Equipment & Supplies 5.6%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	13,500,000	15,525,000

Total Convertible Debentures (cost $16,015,870)		17,909,375

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 13.6%
CORPORATE BONDS 0.6%
Commercial Banks 0.6%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	1,750,000	1,750,000

REPURCHASE AGREEMENTS ^ 13.0%
Bank of America Securities, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $970,556	970,411	970,411
Fimat USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $10,001,472	10,000,000	10,000,000
Nomura Securities International, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000

		35,970,411

Total Investments of Cash Collateral from Securities Loaned (cost $37,720,411)		37,720,411

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $2,823,238)	2,823,238	2,823,238

Total Investments (cost $318,169,145) 110.8%		308,019,271
Other Assets and Liabilities (10.8%)		(29,951,328)

Net Assets 100.0%		$278,067,943

7

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
EUR	Euro
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $318,316,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,406,367 and $14,703,747, respectively, with a net unrealized depreciation $10,297,380.

8

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 85.5%
CONSUMER DISCRETIONARY 21.1%
Auto Components 1.2%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$613,000	$596,143
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	1,379,000	1,420,370
11.25%, 03/01/2011	980,000	1,055,950
Metaldyne Corp., 11.00%, 06/15/2012 ρ	3,662,000	3,433,125
Tenneco, Inc., 10.25%, 07/15/2013	610,000	652,700

		7,158,288

Automobiles 1.3%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,176,772
7.45%, 07/16/2031 ρ	2,610,000	2,022,750
7.875%, 06/15/2010	2,770,000	2,650,552
General Motors Corp., 8.375%, 07/15/2033 ρ	2,430,000	2,010,825

		7,860,899

Diversified Consumer Services 0.4%
Education Management, LLC, 8.75%, 06/01/2014 ρ	2,100,000	2,100,000
Service Corporation International, 6.75%, 04/01/2015 144A	785,000	726,125

		2,826,125

Hotels, Restaurants & Leisure 5.1%
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	2,552,000	2,213,860
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	6,260,000	6,666,900
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	6,075,000	5,505,469
MGM MIRAGE:
5.875%, 02/27/2014	1,115,000	981,200
7.50%, 06/01/2016	1,735,000	1,622,225
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A ρ	610,000	533,750
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	3,345,000	3,595,875
Seneca Gaming Corp., 7.25%, 05/01/2012	950,000	940,500
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	2,450,000	2,303,000
Six Flags, Inc.:
8.875%, 02/01/2010	450,000	399,375
9.625%, 06/01/2014 ρ	3,555,000	2,888,438
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	4,175,000	3,538,312

		31,188,904

Household Durables 1.1%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	480,000	427,200
6.50%, 01/15/2014	1,779,000	1,396,515
Libbey, Inc., FRN, 12.38%, 06/01/2011	2,850,000	3,092,250
Standard Pacific Corp., 9.25%, 04/15/2012 ρ	2,350,000	1,985,750

		6,901,715

Media 8.6%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	4,545,000	4,260,937
CCH I, LLC, 11.00%, 10/01/2015	5,800,000	5,826,250
CSC Holdings, Inc., 7.625%, 04/01/2011	30,000	28,875
Dex Media East, LLC:
9.875%, 11/15/2009	6,000,000	6,127,500
12.125%, 11/15/2012	410,000	438,188
Dex Media West, LLC, 8.50%, 08/15/2010	5,770,000	5,813,275
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	7,937,625
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	380,000	364,800
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	9,020,000	8,952,350
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	4,660,000	4,718,250

1

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
PRIMEDIA, Inc., 8.875%, 05/15/2011	$2,610,000	$2,691,562
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,525,000	1,464,000
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	1,460,000	1,423,500
Young Broadcasting, Inc., 8.75%, 01/15/2014	3,235,000	2,749,750

		52,796,862

Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	3,070,000	3,215,825

Specialty Retail 1.5%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	815,000	827,225
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A ρ	2,500,000	2,437,500
11.375%, 11/01/2016 144A ρ	900,000	873,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	5,085,000	4,957,875

		9,095,600

Textiles, Apparel & Luxury Goods 1.4%
Levi Strauss & Co., 12.25%, 12/15/2012	65,000	69,550
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,060,000
Unifi, Inc., 11.50%, 05/15/2014	915,000	882,975
Warnaco Group, Inc., 8.875%, 06/15/2013	3,300,000	3,481,500

		8,494,025

CONSUMER STAPLES 1.7%
Food & Staples Retailing 0.0%
SUPERVALU, Inc., 7.50%, 11/15/2014	190,000	182,400

Food Products 0.1%
Del Monte Foods Co., 6.75%, 02/15/2015	55,000	50,050
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	585,000	567,450

		617,500

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	700,000	654,500

Personal Products 1.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,640,000	1,603,100
Playtex Products, Inc.:
8.00%, 03/01/2011	3,400,000	3,527,500
9.375%, 06/01/2011 ρ	3,645,000	3,745,238

		8,875,838

ENERGY 13.5%
Energy Equipment & Services 3.6%
Bristow Group, Inc.:
6.125%, 06/15/2013	180,000	170,100
7.50%, 09/15/2017 144A	1,160,000	1,154,200
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,154,000	4,008,610
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	2,979,625
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,125,000	3,774,375
Parker Drilling Co., 9.625%, 10/01/2013 ρ	3,200,000	3,420,000
PHI, Inc., 7.125%, 04/15/2013	7,000,000	6,510,000

		22,016,910

Oil, Gas & Consumable Fuels 9.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016 ρ	5,245,000	5,022,087
Cimarex Energy Co., 7.125%, 05/01/2017	600,000	570,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,035,000	1,831,500
Delta Petroleum Corp., 7.00%, 04/01/2015	1,935,000	1,664,100

2

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp., 7.00%, 06/15/2017	$1,025,000	$989,619
Encore Acquisition Co.:
6.00%, 07/15/2015	5,210,000	4,506,650
6.25%, 04/15/2014 ρ	720,000	630,000
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A	725,000	692,375
FRN, 10.48%, 04/15/2013 144A	240,000	237,600
Exco Resources, Inc., 7.25%, 01/15/2011	5,390,000	5,376,525
Forest Oil Corp.:
7.25%, 06/15/2019 144A ρ	1,280,000	1,200,000
7.75%, 05/01/2014	80,000	79,400
Frontier Oil Corp., 6.625%, 10/01/2011	550,000	536,250
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	4,060,000	4,019,400
Mariner Energy, Inc., 8.00%, 05/15/2017	622,000	587,790
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,521,000
Peabody Energy Corp.:
5.875%, 04/15/2016	4,275,000	3,868,875
6.875%, 03/15/2013	2,380,000	2,326,450
Plains Exploration & Production Co., 7.75%, 06/15/2015	1,000,000	940,000
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	1,500,000	1,552,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	4,525,000	4,332,688
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	5,011,497
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	2,400,000	2,280,000
6.625%, 11/01/2015	845,000	815,425
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	600,000	567,000
Williams Cos., 8.125%, 03/15/2012	6,750,000	7,020,000

		61,178,731

FINANCIALS 7.7%
Consumer Finance 4.8%
AmeriCredit Corp., 8.50%, 07/01/2015 144A	825,000	796,125
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	594,000	599,940
CCH II Capital Corp., 10.25%, 09/15/2010	8,250,000	8,435,625
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	3,350,000	3,123,446
7.375%, 10/28/2009	3,560,000	3,438,608
9.75%, 09/15/2010	2,140,000	2,162,530
General Motors Acceptance Corp., LLC, 6.875%, 08/28/2012	10,175,000	9,369,018
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,840,000	1,504,200

		29,429,492

Insurance 0.3%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	2,045,000	1,973,425

Real Estate Investment Trusts 2.6%
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013 ρ	2,530,000	2,473,075
Ser. O, 6.375%, 03/15/2015	815,000	766,100
Ser. Q, 6.75%, 06/01/2016	1,910,000	1,833,600
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,545,000	4,363,200
7.00%, 01/15/2016 ρ	3,850,000	3,657,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	3,051,000	2,967,097

		16,060,572

3

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.3%
Health Care Providers & Services 2.3%
Community Health Systems, Inc., 8.875%, 07/15/2015 144A ρ	$2,475,000	$2,416,219
HCA, Inc.:
6.375%, 01/15/2015	1,900,000	1,477,250
9.25%, 11/15/2016 144A	7,540,000	7,502,300
HealthSouth Corp., 10.75%, 06/15/2016 ρ	1,350,000	1,370,250
Omnicare, Inc., 6.125%, 06/01/2013	180,000	162,450
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A ρ	714,000	647,955
FRN, 8.76%, 06/01/2015 144A ρ	510,000	478,125

		14,054,549

INDUSTRIALS 8.9%
Aerospace & Defense 3.2%
Dae Aviation Holdings, 11.25%, 08/01/2015 144A	680,000	663,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,770,000	1,690,350
7.625%, 02/01/2018 ρ	1,230,000	1,186,950
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A ρ	630,000	631,575
9.75%, 04/01/2017 144A ρ	480,000	476,400
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	9,010,000	8,244,150
6.375%, 10/15/2015	6,955,000	6,433,375

		19,325,800

Commercial Services & Supplies 1.8%
Allied Waste North America, Inc., 9.25%, 09/01/2012	5,520,000	5,747,700
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	960,000	888,000
9.25%, 05/01/2021	2,360,000	2,548,800
Corrections Corporation of America, 6.25%, 03/15/2013	215,000	203,712
Geo Group, Inc., 8.25%, 07/15/2013	100,000	99,000
Harland Clarke Holdings Corp., 9.50%, 05/15/2015 144A	976,000	895,480
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	1,000,000	955,000

		11,337,692

Machinery 2.3%
Case New Holland, Inc., 9.25%, 08/01/2011	2,650,000	2,785,150
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,000,000	4,625,000
RBS Global, Inc.:
9.50%, 08/01/2014 ρ	4,750,000	4,607,500
11.75%, 08/01/2016 ρ	1,900,000	1,909,500

		13,927,150

Marine 0.9%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 11.00%, 04/01/2013 †	5,303,000	5,289,742

Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	2,510,000	2,409,600
Hertz Corp., 8.875%, 01/01/2014	655,000	653,363

		3,062,963

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 144A	240,000	222,000
United Rentals, Inc., 6.50%, 02/15/2012	1,280,000	1,286,400

		1,508,400

4

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 2.5%
Electronic Equipment & Instruments 0.4%
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A ρ	$1,085,000	$1,074,150
8.11%, 06/15/2014 144A ρ	1,085,000	1,074,150

		2,148,300

IT Services 1.8%
ipayment, Inc., 9.75%, 05/15/2014	2,200,000	2,112,000
Iron Mountain, Inc., 7.75%, 01/15/2015	560,000	522,200
SunGard Data Systems, Inc., 9.125%, 08/15/2013 ρ	7,400,000	7,474,000
Unisys Corp., 7.875%, 04/01/2008	660,000	654,225

		10,762,425

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	95,000	87,163

Software 0.3%
Activant Solutions, Inc., 9.50%, 05/01/2016	2,365,000	2,134,412

MATERIALS 12.8%
Chemicals 5.9%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,150,000	1,190,250
10.25%, 11/01/2010	190,000	205,675
Equistar Chemicals, 10.625%, 05/01/2011	250,000	262,500
Huntsman International, LLC, 11.50%, 07/15/2012	6,105,000	6,746,025
Koppers Industrials, Inc.:
9.875%, 10/15/2013	160,000	170,400
9.875%, 11/15/2014	955,000	809,362
Lyondell Chemical Co.:
6.875%, 06/15/2017 ρ	3,105,000	3,275,775
10.50%, 06/01/2013	8,850,000	9,602,250
MacDermid, Inc., 9.50%, 04/15/2017 144A ρ	2,006,000	1,835,490
Millenium America, Inc., 7.625%, 11/15/2026	960,000	878,400
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	2,575,000	2,484,875
Mosaic Co.:
7.30%, 01/15/2028	820,000	774,900
7.625%, 12/01/2016 144A ρ	1,990,000	2,009,900
Tronox Worldwide, LLC, 9.50%, 12/01/2012 ρ	6,140,000	6,109,300

		36,355,102

Construction Materials 0.7%
CPG International, Inc., 10.50%, 07/01/2013	2,665,000	2,598,375
Dayton Superior Corp., 13.00%, 06/15/2009 ρ	1,780,000	1,784,450

		4,382,825

Containers & Packaging 3.0%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 ρ	2,950,000	2,846,750
Exopack Holding Corp., 11.25%, 02/01/2014	1,805,000	1,850,125
Graham Packaging Co., 9.875%, 10/15/2014 ρ	1,370,000	1,294,650
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	580,000	578,550
9.50%, 08/15/2013 ρ	2,680,000	2,693,400
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	4,770,000	4,972,725
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	4,000,000	3,750,000

		17,986,200

5

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 ρ	$7,050,000	$7,102,875
8.25%, 04/01/2015	890,000	934,500
8.375%, 04/01/2017	825,000	868,313
Indalex Holdings Corp., 11.50%, 02/01/2014	1,015,000	1,009,925

		9,915,613

Paper & Forest Products 1.6%
Bowater, Inc.:
6.50%, 06/15/2013 ρ	2,095,000	1,696,950
9.375%, 12/15/2021	640,000	566,400
Buckeye Technologies, Inc., 8.50%, 10/01/2013	1,070,000	1,080,700
Glatfelter, 7.125%, 05/01/2016	2,975,000	2,945,250
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A ρ	3,307,000	3,389,675

		9,678,975

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 2.2%
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,856,000	3,836,720
Qwest Communications International, Inc.:
7.875%, 09/01/2011 ρ	5,425,000	5,533,500
FRN, 7.27%, 02/15/2009	660,000	664,950
West Corp.:
9.50%, 10/15/2014	460,000	450,800
11.00%, 10/15/2016 ρ	3,020,000	3,020,000

		13,505,970

Wireless Telecommunication Services 3.0%
Centennial Communications Corp.:
8.125%, 02/01/2014	4,750,000	4,726,250
10.00%, 01/01/2013 ρ	1,150,000	1,207,500
Cricket Communications, Inc., 9.375%, 11/01/2014	3,260,000	3,231,475
Dobson Cellular Systems, Inc., 9.875%, 11/01/2012	3,850,000	4,133,938
MetroPCS Wireless, Inc. 9.25%, 11/01/2014 144A ρ	3,880,000	3,821,800
Rural Cellular Corp., 8.25%, 03/15/2012 ρ	1,535,000	1,581,050

		18,702,013

UTILITIES 9.8%
Electric Utilities 6.8%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	4,475,000	4,709,938
Aquila, Inc., 11.875%, 07/01/2012	5,270,000	6,587,500
CMS Energy Corp.:
6.55%, 07/17/2017	300,000	290,387
8.50%, 04/15/2011	700,000	740,945
Edison Mission Energy:
7.00%, 05/15/2017 144A	1,220,000	1,107,150
7.20%, 05/15/2019 144A	1,470,000	1,319,325
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	5,530,000	5,530,000
NRG Energy, Inc., 7.375%, 02/01/2016	11,145,000	10,782,787
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,559,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,960,000	3,920,400
7.875%, 06/15/2017 ρ	1,050,000	1,002,750

		41,550,182

Gas Utilities 0.7%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,500,000	4,482,625

6

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 2.3%
AES Corp., 7.75%, 03/01/2014 ρ	$6,600,000	$6,451,500
Dynegy, Inc., 8.375%, 05/01/2016	6,030,000	5,638,050
Tenaska, Inc., 7.00%, 06/30/2021 144A ρ	2,026,800	2,105,061

		14,194,611

Total Corporate Bonds (cost $539,748,942)		524,920,323

YANKEE OBLIGATIONS – CORPORATE 7.8%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A ρ	3,080,000	3,033,800
8.25%, 12/15/2014 144A	2,400,000	2,412,000

		5,445,800

FINANCIALS 1.9%
Consumer Finance 1.2%
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	3,150,000	2,925,562
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A	1,180,000	1,082,650
7.00%, 05/01/2017 144A	785,000	720,238
Virgin Media Finance plc, 9.125%, 08/15/2016 ρ	2,625,000	2,664,375

		7,392,825

Diversified Financial Services 0.7%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	720,000	565,934
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,865,000	3,951,963

		4,517,897

INDUSTRIALS 0.4%
Road & Rail 0.4%
Kansas City Southern:
7.375%, 06/01/2014 144A ρ	975,000	948,188
9.375%, 05/01/2012	1,573,000	1,667,380

		2,615,568

INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	2,070,000	2,152,800

MATERIALS 2.4%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	645,000	586,950

Metals & Mining 2.1%
Novelis, Inc., 7.25%, 02/15/2015 ρ	12,725,000	12,820,437

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	1,605,000	1,316,100

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Inmarsat plc, 10.375%, 11/15/2012	1,270,000	1,187,450
Intelsat, Ltd.:
9.25%, 06/15/2016 ρ	3,500,000	3,587,500
11.25%, 06/15/2016	2,250,000	2,362,500
Rogers Wireless, Inc., 9.625%, 05/01/2011	2,660,000	2,980,825

		10,118,275

7

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
UTILITIES 0.2%
Electric Utilities 0.2%
Intergen NV, 9.00%, 06/30/2017 144A	$970,000	$960,300

Total Yankee Obligations – Corporate (cost $48,305,101)		47,926,952

	Shares	Value

COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Comcast Corp., Class A *	26,250	689,587

INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc. *	33,494	596,863

MATERIALS 0.1%
Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	27,400	323,046

Paper & Forest Products 0.0%
Glatfelter ρ *	23,750	318,963

Total Common Stocks (cost $2,001,435)		1,928,459

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

	Principal Amount	Value

DEBT OBLIGATIONS 1.6%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$7,000,000	7,014,910
HealthSouth Corp. Loan, 7.86%, 01/16/2011	1,985,000	1,980,454
Saint Acquisition Corp. Loan, FRN, 8.61%, 06/05/2014	725,000	652,464

Total Debt Obligations (cost $9,638,512)		9,647,828

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 15.5%
CORPORATE BONDS 1.6%
Commercial Banks 1.1%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	4,500,000	4,500,000
First Tennessee Bank, FRN, 5.33%, 08/29/2008	2,500,001	2,500,001

		7,000,001

Insurance 0.5%
Metropolitan Life Global Funding, FRN, 5.31%, 08/29/2008	2,750,000	2,750,000

		9,750,001

REPURCHASE AGREEMENTS ^ 12.6%
Banc of America Securities, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $2,260,847	2,260,509	2,260,509
Bank of America NA, 5.40%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,750	25,000,000	25,000,000
FIMAT USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,681	25,000,000	25,000,000
Lehman Brothers, Inc., 5.37%, dated 07/31/2007, maturing 08/01/2007, maturity value $25,003,729	25,000,000	25,000,000

		77,260,509

8

EVERGREEN HIGH INCOME FUND (FORMERLY, EVERGREEN HIGH YIELD BOND FUND) SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
TIME DEPOSITS 1.3%
Deutsche Bank, 5.34%, 08/20/2007	$4,000,000	$4,000,000
Ulster Bank, Ltd., 5.34%, 08/07/2007	4,000,000	4,000,000

		8,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $95,010,511)		95,010,510

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $8,962,134)	8,962,134	8,962,134

Total Investments (cost $703,984,725) 112.1%		688,396,206
Other Assets and Liabilities (12.1%)		(74,268,219)

Net Assets 100.0%		$614,127,987

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
FRN	Floating Rate Note

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $704,348,237. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,506,457 and $22,458,488, respectively, with a net unrealized depreciation of $15,952,031.

9

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 4.0%
FHLMC:
6.90%, 12/01/2010	$545,000	$574,408
6.98%, 10/01/2020	437,678	458,318
FNMA:
6.01%, 02/01/2012	319,431	327,341
6.79%, 07/01/2009	90,273	91,844
6.91%, 07/01/2009	275,289	280,549
7.09%, 07/01/2009	271,560	277,559
7.63%, 04/01/2010	222,769	232,658

		2,242,677

FLOATING-RATE 0.5%
FNMA, 7.24%, 12/01/2010	256,055	270,262

Total Agency Commercial Mortgage-Backed Securities (cost $2,687,572)		2,512,939

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 15.8%
FIXED-RATE 15.8%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032 ##	840,000	812,840
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	685,075
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	536,884
Ser. 2991, Class QD, 5.00%, 08/15/2034	465,000	453,335
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	490,379
Ser. 3072, Class NK, 5.00%, 05/15/2031	371,111	364,873
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	523,336
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	522,694
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	573,645
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	522,294
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	243,296	246,482
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,209,220	1,191,329
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	565,054
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	711,042
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	596,166	589,341

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $8,788,454)		8,788,603

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 51.6%
FIXED-RATE 45.6%
FHLMC:
4.50%, 04/01/2035	1,129,594	1,030,495
5.00%, 04/01/2021	787,367	764,374
6.50%, 09/01/2019	412,179	421,464
FHLMC 30 year:
5.00%, TBA #	3,275,000	3,071,334
5.50%, TBA #	2,765,000	2,666,929
FNMA:
4.06%, 06/01/2013	588,000	552,154
4.50%, 04/01/2019	337,681	322,867
4.83%, 03/01/2013	658,856	644,368
5.48%, 03/01/2036	679,970	674,139
5.50%, 08/01/2035-09/01/2035	2,661,871	2,577,833
5.78%, 11/01/2011	778,971	791,392
5.88%, 09/01/2012	402,920	414,083
6.01%, 05/01/2011	375,913	386,537
6.09%, 05/01/2011	530,161	543,480
6.15%, 05/01/2011	221,793	227,536
6.22%, 04/01/2008	500,589	499,828
7.00%, 05/01/2032	58,310	60,448
7.27%, 02/01/2010	478,716	495,620
7.50%, 11/01/2029-10/01/2031	556,444	581,206

1

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 15 year:
5.00%, TBA #	$2,050,000	$1,985,093
5.50%, TBA #	2,195,000	2,165,348
FNMA 30 year:
5.00%, TBA #	260,000	243,262
6.00%, TBA #	4,190,000	4,142,208
GNMA, 5.50%, 07/20/2030	152,900	154,741

		25,416,739

FLOATING-RATE 6.0%
FHLMC, 5.78%, 05/01/2036	554,139	551,765
FNMA:
5.31%, 09/01/2035	344,905	337,812
5.43%, 04/01/2036	617,434	613,089
5.44%, 01/01/2036	699,024	696,570
5.86%, 07/01/2036	623,231	622,723
5.93%, 11/01/2036	512,737	513,044

		3,335,003

Total Agency Mortgage-Backed Pass Through Securities (cost $29,056,060)		28,751,742

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $541,897)	520,204	517,493

ASSET-BACKED SECURITIES 2.1%
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	190,000	187,632
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	579,238
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	277,892
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	106,580	106,091

Total Asset-Backed Securities (cost $1,155,430)		1,150,853

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.9%
FIXED-RATE 13.7%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	951,207
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	790,000	773,264
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	855,000	784,683
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	700,000	671,613
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	760,000	741,926
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	161,819	161,206
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	779,119
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	382,055
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	408,451
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	390,000	369,038
Morgan Stanley Capital I, Inc.:
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	652,655
Ser. 2007-IQ14, Class A4, 5.69%, 04/15/2049	735,000	732,354
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	227,107	222,342

		7,629,913

FLOATING-RATE 3.2%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	605,000	594,756
Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	1,200,000	1,203,204

		1,797,960

Total Commercial Mortgage-Backed Securities (cost $9,629,832)		9,427,873

2

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FLOATING-RATE 3.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.77%, 05/25/2035	$230,000	$226,595
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.79%, 04/25/2047	291,858	291,514
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	690,000	677,573
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.60%, 05/25/2036	560,000	561,683

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,750,642)		1,757,365

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 7.0%
FIXED-RATE 1.1%
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.82%, 06/25/2037	599,107	600,435

FLOATING-RATE 5.9%
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.84%, 06/25/2036	494,996	497,995
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.91%, 05/25/2046 144A	470,173	470,564
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.86%, 08/25/2036	507,412	509,984
Washington Mutual, Inc.:
Ser. 2007-OA5, Class 1A1B, 5.77%, 06/25/2047	840,583	838,977
Ser. 2007-OA6, Class 1A, 5.84%, 07/25/2047	631,047	627,867
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	381,709	381,645

		3,327,032

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $3,923,534)		3,927,467

	Shares	Value

SHORT-TERM INVESTMENTS 24.3%
MUTUAL FUND SHARES 24.3%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø ## (cost $13,516,885)	13,516,885	13,516,885

Total Investments (cost $71,050,306) 126.3%		70,351,220
Other Assets and Liabilities (26.3%)		(14,635,040)

Net Assets 100.0%		$55,716,180

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

3

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

At July 31, 2007, the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Loss

11/01/2007	$1,000,000	Agreement dated 04/23/2007 to receive 35 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	$21,195

11/01/2007	1,000,000	Agreement dated 05/10/2007 to receive 31 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	21,227

01/01/2008	1,000,000	Agreement dated 06/25/2007 to receive 35 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	21,195
01/01/2008	1,000,000	Agreement dated 06/29/2007 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	21,315

01/01/2008	1,000,000	Agreement dated 07/11/2007 to receive 27.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	19,861

02/01/2008	1,000,000	Agreement dated 07/17/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Citibank, NA	17,778

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $71,053,195. The gross unrealized appreciation and depreciation on securities based on tax cost was $111,895 and $813,870, respectively, with a net unrealized depreciation of $701,975.

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.5%
FIXED-RATE 13.2%
FNMA:
4.75%, 07/01/2012	$973,748	$962,423
5.08%, 02/01/2016 – 03/01/2016 ##	11,305,528	10,926,438
5.15%, 11/01/2017	4,204,461	4,038,174
5.31%, 04/01/2016	3,200,000	3,144,096
5.37%, 12/01/2024	919,465	897,858
5.48%, 04/01/2010	1,024,415	1,031,627
5.50%, 04/01/2016 ##	7,680,000	7,620,173
5.55%, 05/01/2016	3,300,000	3,300,594
5.64%, 12/01/2013 ##	3,000,000	2,990,430
5.65%, 08/01/2022	1,604,651	1,588,508
5.66%, 12/01/2016	1,732,000	1,739,326
5.67%, 03/01/2016 – 11/01/2021 ##	12,747,435	12,761,617
5.68%, 08/01/2016 – 04/01/2021 ##	13,075,732	13,258,928
5.70%, 03/01/2016	1,040,194	1,051,928
5.75%, 05/01/2021	3,923,714	4,047,102
5.95%, 06/01/2024	1,976,398	2,001,557
6.07%, 09/01/2013	3,133,837	3,212,935
6.08%, 01/01/2019	7,788,341	7,904,932
6.18%, 06/01/2013	9,443,575	9,758,235
6.32%, 08/01/2012	2,963,029	3,066,024
6.35%, 08/01/2009 – 10/01/2009	1,111,826	1,129,757
6.95%, 04/01/2017	439,340	448,263
6.99%, 09/01/2014	349,633	356,689
7.48%, 01/01/2025	1,165,742	1,240,140
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,168,728	1,187,883

		99,665,637

FLOATING-RATE 1.3%
FHLMC, 5.83%, 03/01/2037	9,411,519	9,395,331

Total Agency Commercial Mortgage-Backed Securities (cost $110,868,373)		109,060,968

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 28.2%
FIXED-RATE 2.7%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	371,515	83,167
Ser. 1807, Class C, 6.00%, 12/15/2008	96,502	96,533
Ser. 2043, Class ZP, 6.50%, 04/15/2028	584,813	594,579
Ser. 2046, Class G, 6.50%, 04/15/2028	349,077	359,242
Ser. 2058, Class TE, 6.50%, 05/15/2028	355,745	366,076
Ser. 2072, Class A, 6.50%, 07/15/2028	1,295,068	1,332,897
Ser. 2078, Class PE, 6.50%, 08/15/2028	677,099	696,823
Ser. 2173, Class Z, 6.50%, 07/15/2029	763,597	775,356
Ser. 2262, Class Z, 7.50%, 10/15/2030	315,810	332,702
Ser. 2326, Class ZP, 6.50%, 06/15/2031	30,182	30,659
Ser. 2367, Class BC, 6.00%, 04/15/2016	27,709	27,687
Ser. 2461 Class PZ, 6.50%, 06/15/2032	678,963	692,108
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	137,054	35,483
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	695,497	713,635
Ser. 1999, Class LH, 6.50%, 11/25/2029	440,128	451,637
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	302,524	304,442
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	761,375	773,352
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,190,000	1,198,913
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,735,739	2,777,706
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	3,352,040	3,350,905
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	364,432	84,723

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2003-46, Class IH, IO, 5.50%, 06/25/2033	$3,253,436	$702,547
Ser. 2003-84, Class PW, 3.00%, 06/25/2022	430,499	425,123
Ser. 2005-71, Class DB, 4.50%, 08/25/2025	4,000,000	3,751,640
GNMA:
Ser. 2002-25, Class B, 6.21%, 03/16/2021	375,715	379,255
Ser. 2002-26, Class C, 5.99%, 02/16/2024	484,993	489,251

		20,826,441

FLOATING-RATE 25.5%
FHLMC:
Ser. 06, Class B, 5.98%, 03/25/2023	727,086	728,067
Ser. 1220, Class A, 5.73%, 02/15/2022	349,381	349,395
Ser. 1370, Class JA, 6.53%, 09/15/2022	279,171	279,261
Ser. 1498, Class I, 6.53%, 04/15/2023	174,682	176,726
Ser. 1533, Class FA, 6.48%, 06/15/2023	59,784	60,637
Ser. 1616, Class FB, 5.19%, 11/15/2008	488,890	487,487
Ser. 1671, Class TA, 5.875%, 02/15/2024	616,880	621,158
Ser. 1687, Class FA, 5.34%, 02/15/2009	2,237,961	2,231,224
Ser. 1699, Class FB, 6.375%, 03/15/2024	1,032,042	1,058,597
Ser. 1939, Class FB, 6.375%, 04/15/2027	422,424	431,522
Ser. 2005-S001, Class 1A2, 5.47%, 09/25/2035	4,014,813	4,033,481
Ser. 2030, Class F, 5.82%, 02/15/2028	893,998	901,204
Ser. 2181, Class PF, 5.72%, 05/15/2029	421,284	424,385
Ser. 2315, Class FD, 5.82%, 04/15/2027	312,925	315,211
Ser. 2334, Class FO, 6.29%, 07/15/2031 ##	11,813,807	12,089,055
Ser. 2380, Class FL, 5.92%, 11/15/2031 ##	13,894,099	14,148,639
Ser. 2388, Class FG, 5.82%, 12/31/2031	718,750	744,107
Ser. 2395, Class FD, 5.92%, 05/15/2029	1,335,983	1,385,869
Ser. 2401, Class FA, 5.97%, 07/15/2029	1,244,704	1,268,308
Ser. 2481, Class FE, 6.32%, 03/15/2032	8,376,082	8,628,987
Ser. 2504, Class FP, 5.82%, 03/15/2032	604,710	613,112
Ser. 2515, Class FP, 5.72%, 10/15/2032	2,293,138	2,314,184
Ser. 2691, Class FC, 6.02%, 10/15/2033	2,166,129	2,171,501
Ser. T-66, Class 2A1, 7.85%, 01/25/2036 ##	29,657,049	31,000,502
Ser. T-67, Class 1A1C, 7.97%, 03/25/2036 ##	30,535,243	32,515,549
Ser. T-67, Class 2A1C, 7.90%, 03/25/2036	9,244,873	9,790,682
FNMA:
Ser. 1991, Class F, 6.19%, 05/25/2021	678,050	696,610
Ser. 1991, Class F, 6.64%, 11/25/2021	150,193	154,274
Ser. 1991, Class FA, 6.24%, 04/25/2021	27,826	27,914
Ser. 1993-221, Class FH, 6.44%, 12/25/2008	1,228,599	1,236,020
Ser. 1994, Class F, 5.94%, 02/25/2024	486,989	494,163
Ser. 1997-34, Class F, 5.99%, 10/25/2023	3,041,586	3,098,859
Ser. 1997-49, Class F, 5.84%, 06/17/2027	436,390	441,516
Ser. 1999-49, Class F, 5.72%, 05/25/2018	882,310	892,192
Ser. 2000-32, Class FM, 5.77%, 10/18/2030	446,515	451,250
Ser. 2001-53, Class CF, 5.72%, 10/25/2031	67,978	68,031
Ser. 2002-07, Class FB, 5.72%, 02/25/2028	290,747	292,698
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	1,260,371	1,303,489
Ser. 2002-41, Class F, 5.87%, 07/25/2032	3,372,428	3,421,667
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	9,300,937	9,653,535
Ser. 2002-68, Class FN, 5.77%, 10/18/2032	4,328,654	4,355,517
Ser. 2002-77, Class F, 5.92%, 12/25/2032 ##	14,671,419	14,991,989
Ser. 2002-77, Class FA, 6.32%, 10/18/2030	7,024,250	7,116,127
Ser. 2002-77, Class FG, 5.87%, 12/18/2032	1,488,996	1,507,418
Ser. 2002-W5, Class A27, 5.82%, 11/25/2030	2,727,836	2,750,313

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2003-11, Class DF, 5.77%, 02/25/2033	$2,621,873	$2,639,435
Ser. 2003-11, Class FE, 5.82%, 12/25/2033	594,814	603,135
Ser. 2003-24, Class FL, 5.77%, 04/25/2018	2,981,977	3,012,028
Ser. G93, Class FH, 6.49%, 04/25/2023	149,198	154,030
GNMA:
Ser. 1999, Class FA, 5.77%, 11/16/2029	1,066,091	1,071,688
Ser. 1999-40, Class FL, 5.92%, 02/17/2029	217,365	220,089
Ser. 2000-36, Class FG, 5.82%, 11/20/2030	397,661	400,707
Ser. 2001-21, Class FB, 5.72%, 01/16/2027	536,066	539,696
Ser. 2001-22, Class FG, 5.67%, 05/16/2031	892,768	898,219
Ser. 2002-15, Class F, 5.87%, 02/16/2032	678,295	681,639
Ser. 2006-47, Class SA, IO, 1.48%, 08/16/2036	1,630,852	88,132

		192,031,230

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $211,399,085)		212,857,671

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 66.8%
FIXED-RATE 51.1%
FHLMC:
4.50%, 05/01/2019	2,612,915	2,500,792
5.00%, 08/01/2033	2,259,026	2,127,935
6.00%, 05/01/2018 – 10/01/2032	3,321,756	3,361,293
6.50%, 04/01/2018 – 09/01/2028	2,922,767	2,978,999
7.00%, 12/01/2023 – 05/01/2029	227,944	236,567
7.50%, 04/01/2023 – 08/01/2028	1,403,273	1,469,088
8.00%, 08/01/2023 – 11/01/2028	496,245	525,908
8.50%, 10/01/2021 – 08/01/2026	81,380	87,380
9.00%, 01/01/2017 – 10/01/2024	211,407	223,919
9.50%, 09/01/2016 – 05/01/2021	69,044	74,076
10.00%, 08/01/2017 – 08/01/2020	2,473	2,708
10.50%, 02/01/2019 – 05/01/2020	166,538	186,182
FHLMC 15 year, 5.50%, TBA #	10,800,000	10,659,938
FHLMC 30 year:
5.00%, TBA #	20,000,000	18,756,241
5.50%, TBA #	53,300,000	51,467,813
6.00%, TBA #	13,600,000	13,476,756
6.50%, TBA #	56,775,000	57,307,266
FNMA:
4.12%, 09/01/2010	1,416,128	1,388,220
4.50%, 05/01/2018 – 02/01/2022	19,766,744	18,863,497
4.98%, 01/01/2020	974,791	947,399
5.00%, 12/01/2017 – 03/01/2034	22,906,780	21,989,213
5.12%, 01/01/2016	2,527,283	2,467,134
5.24%, 12/01/2012	833,291	832,658
5.39%, 01/01/2024	3,826,659	3,754,527
5.50%, 05/01/2024 – 11/01/2033	44,679,097	43,567,896
5.55%, 09/01/2019	6,888,528	6,892,730
5.70%, 09/01/2017	1,456,416	1,492,609
5.75%, 02/01/2009	1,770,177	1,789,915
6.00%, 02/01/2008 – 04/01/2033 ##	23,572,115	23,503,216
6.08%, 10/01/2023	5,326,598	5,575,043
6.50%, 06/01/2017 – 11/01/2031	5,309,075	5,404,124
7.00%, 11/01/2026 – 02/01/2036	2,569,635	2,660,229
7.50%, 12/01/2017 – 01/01/2033	2,412,146	2,527,061
8.00%, 08/01/2020 – 02/01/2030	2,384,344	2,532,267
8.50%, 08/01/2014 – 08/01/2029	418,598	448,138
9.00%, 06/01/2021 – 04/01/2025	272,275	294,175

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
9.50%, 10/01/2020 – 02/01/2023	$40,447	$43,724
11.00%, 01/01/2016	42,454	45,464
11.25%, 02/01/2016	90,697	100,161
FNMA 15 year, 6.00%, TBA #	9,750,000	9,803,320
FNMA 30 year:
5.00%, TBA #	12,000,000	11,250,000
5.50%, TBA #	20,000,000	19,309,380
6.00%, TBA #	5,500,000	5,445,858
6.50%, TBA #	18,990,000	19,170,994
GNMA:
6.00%, 02/15/2009 – 08/20/2034	4,741,251	4,725,316
6.50%, 12/15/2025 – 09/20/2033	614,660	626,245
7.00%, 12/15/2022 – 05/15/2032	527,800	551,379
7.34%, 10/20/2021 – 09/20/2022	583,462	607,620
7.50%, 02/15/2022 – 06/15/2032	917,562	961,997
8.00%, 04/15/2023 – 06/15/2025	95,582	101,378
8.50%, 07/15/2016	2,330	2,467
10.00%, 12/15/2018	67,775	75,786

		385,194,001

FLOATING-RATE 15.7%
FHLMC, Ser. T-75, Class A1, 5.35%, 11/25/2036 ##	20,000,000	19,987,500
FNMA:
4.125%, 12/25/2025	9,072,851	8,936,849
5.48%, 07/01/2032	4,320,060	4,401,659
5.49%, 11/01/2030 – 02/01/2037 ##	22,551,113	22,400,802
5.53%, 01/01/2038	2,284,475	2,284,677
5.78%, 11/01/2033	4,196,581	4,278,079
6.22%, 04/01/2029 – 10/01/2041	7,163,421	7,302,368
6.27%, 09/01/2041	9,067,623	9,154,037
6.42%, 06/01/2040 – 01/01/2041	11,283,904	11,523,524
6.93%, 01/01/2011	22,667	22,851
7.20%, 05/01/2030	368,923	384,871
7.22%, 11/01/2018	312,296	321,554
7.26%, 07/01/2025	368,070	382,557
SBA:
5.58%, 08/25/2031	1,025,444	1,033,463
5.60%, 09/25/2030 – 11/25/2030	1,659,084	1,670,061
5.625%, 03/25/2027 – 03/25/2035	3,561,923	3,595,300
5.66%, 10/25/2029 – 11/25/2029	12,251,827	12,366,480
5.68%, 10/25/2031	8,277,855	8,381,080

		118,427,712

Total Agency Mortgage-Backed Pass Through Securities (cost $506,192,005)		503,621,713

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.8%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,169,211	1,192,875
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,541,807	2,647,140
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	4,050,511	4,158,174
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	415,108	432,671
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,283,797	1,327,035
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,991,355	2,044,165
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,813,365	1,850,471

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $13,884,985)		13,652,531

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.1%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 5.80%, 05/25/2034	$778,579	$780,805
Centex Home Equity Loan Trust, Ser. 2005-D, Class AF1, 5.04%, 10/25/2035 ☐	30,215	30,215
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030	370,000	367,839
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036	250,000	248,563
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 5.58%, 01/20/2035	412,581	409,313
Lehman XS Trust:
Ser. 2005-2, Class 2A1B, 5.18%, 08/25/2035	389,817	388,300
Ser. 2005-4, Class 2A1B, 5.17%, 10/25/2035	329,751	327,783
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036	440,122	436,887
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ☐	4,000,000	3,680,000
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036	380,000	378,621
Residential Asset Mortgage Products, Inc., Ser. 2004-RS7, Class AI3, 4.45%, 07/25/2028	233,667	232,606
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	652,569	652,393

Total Asset-Backed Securities (cost $8,263,258)		7,933,325

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
FIXED-RATE 0.9%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-5, Class A2, 5.32%, 10/10/2011	1,025,000	1,021,033
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	650,951
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2, 4.79%,10/15/2042	950,000	934,772
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	781,500
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	3,618,000	3,554,938

		6,943,194

FLOATING-RATE 0.9%
Banc of America Large Loan, Ser. 2005-BBA6, Class G, 5.74%, 01/15/2019 144A	1,397,119	1,397,247
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 6.02%, 11/15/2019 144A	1,900,000	1,907,942
Ser. 2004-TF2A, Class J, 6.27%, 11/15/2019 144A	1,828,000	1,829,366
Ser. 2005-TFLA, Class J, 6.27%, 02/15/2020 144A ☐	961,000	961,000
GMAC Comml. Mtge. Securities, Inc., Ser. 1997-C1, Class C, 6.90%, 09/15/2007	361,094	360,440
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 5.67%, 10/05/2020 144A	376,438	376,430

		6,832,425

Total Commercial Mortgage-Backed Securities (cost $13,883,894)		13,775,619

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.3%
FHLB, 5.33%, 07/16/2008 (cost $17,000,000)	17,000,000	17,012,665
U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Notes:
4.00%, 02/15/2014 ρ	14,500,000	13,944,925
4.75%, 12/31/2008 ρ	8,500,000	8,509,299
4.875%, 05/31/2009 ρ	5,000,000	5,025,395

Total U.S. Treasury Obligations (cost $27,520,976)		27,479,619

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.0%
FIXED-RATE 4.9%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036	250,000	248,388
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	4,969,618
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,561,800
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	4,009,338
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	10,978,012	11,014,350
Residential Accredit Loans, Inc.:
Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	4,996,702
Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036	832,059	829,014
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	1,087,591	1,084,404

		36,713,614

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.1%
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	$663,066	$659,903
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	209,795	209,069
Washington Mutual, Inc., Ser. 2005-AR8, Class 2AB1, 5.57%, 07/25/2045	125,736	125,770

		994,742

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $38,097,776)		37,459,968

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
FIXED-RATE 1.4%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 (cost $11,116,891)	11,149,992	10,889,194

YANKEE OBLIGATIONS – CORPORATE 2.1%
FINANCIALS 2.1%
Diversified Financial Services 2.1%
Preferred Term Securities IV, Ltd., FRN, 7.61%, 12/23/2031 144A	2,648,094	2,651,404
Preferred Term Securities V, Ltd., FRN, 7.46%, 04/03/2032 144A	6,129,197	6,193,676
Preferred Term Securities VI, Ltd., FRN, 7.16%, 07/03/2032 144A	2,378,095	2,382,970
Preferred Term Securities XII, Ltd., FRN, 6.98%, 12/24/2033 144A	3,600,000	3,655,188
Preferred Term Securities XIV, Ltd., FRN, 5.96%, 06/24/2034 144A	1,050,000	1,054,011

Total Yankee Obligations – Corporate (cost $15,914,073)		15,937,249

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.1%
REPURCHASE AGREEMENTS ^ 1.1%
Bank of America, LLC, 5.39%, dated 07/31/2007, maturing 08/01/2007, maturity value $3,381,220	3,380,714	3,380,714
Fimat USA, Inc., 5.30%, dated 07/31/2007, maturing 08/01/2007, maturity value $5,000,736	5,000,000	5,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $8,380,714)		8,380,714

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø (cost $40,338)	40,338	40,338

Total Investments (cost $982,562,368) 129.8%		978,349,962
Other Assets and Liabilities (29.8%)		(224,490,128)

Net Assets 100.0%		$753,859,834

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 104 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

6

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

At July 31, 2007, the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain
08/01/2007	$10,000,000	Agreement dated 01/26/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 7.5+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	$232,292
11/01/2007	10,000,000	Agreement dated 05/11/2007 to receive 7.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 31+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	212,268
02/01/2008	10,000,000	Agreement dated 07/17/2007 to receive 7.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 30+yr Index which are multiplied by the notional amount.	Lehman Brothers Holdings, Inc.	177,881

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $982,562,368. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,615,742 and $7,828,148, respectively, with a net unrealized depreciation of $4,212,406.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date: September 28, 2007

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Fixed Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Kasey Phillips
Principal Financial Officer
Evergreen Fixed Income Trust

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Fixed Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Dennis H. Ferro
Principal Executive Officer
Evergreen Fixed Income Trust